Subsequent Events (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	Nov. 06, 2019	Oct. 25, 2019	Jul. 03, 2018	Nov. 05, 2019	Oct. 24, 2019	Mar. 12, 2019	Nov. 27, 2017
Subsequent Event [Member]
Subsequent Events [Abstract]
Issuance of common stock, net (in shares)	1,219,076	575,830
Public offering price (in dollars per share)	$ 1.12	$ 1.15
Gross proceeds from public stock offering	$ 1,360	$ 660
Warrants to purchase shares of common stock (in shares)	1,219,076	575,830
Exercise price of warrants (in dollars per share)	$ 0.9942	$ 1.41
Warrants exercisable period		6 months
Warrant expiry period	5 years	5 years
Series F Preferred Stock [Member]
Subsequent Events [Abstract]
Issuance of common stock, net (in shares)			181,941
Public offering price (in dollars per share)			$ 29.68
Conversion price (in dollars per share)			$ 29.68			$ 5.25	$ 63.00
Series F Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Abstract]
Conversion price (in dollars per share)	$ 0.9942			$ 1.15	$ 5.25